Stockholders' Equity (Narrative) (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($) class vote $ / shares shares	Dec. 31, 2015 USD ($) class vote $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($)	Jan. 31, 2016 shares	Oct. 31, 2015 USD ($)	Oct. 02, 2015 $ / shares shares	Oct. 01, 2015 $ / shares shares
Stockholders Equity Note [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001
Common stock and capital stock, shares authorized (in shares)	15,000,000,000	15,000,000,000	15,000,000,000
Convertible preferred stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Common stock, shares outstanding (in shares)	687,348,000	687,348,000	680,172,000
Convertible preferred stock, shares issued (in shares)	0	0	0
Convertible preferred stock, shares outstanding (in shares)	0	0	0
Number of authorized classes of stock | class	3	3
Shares reserved for future issuance (in shares)	23,336,944	23,336,944
Cash settled awards | $		$ 50,000,000	$ 0	$ 0
Total grant date fair value of stock options vested | $		33,000,000	94,000,000	223,000,000
Aggregate intrinsic value of all options and warrants exercised | $		867,000,000	$ 589,000,000	1,793,000,000
Repurchases of capital stock | $		$ 1,780,000,000
Employee stock options
Stockholders Equity Note [Line Items]
Expiration term of award		10 years
Vesting period		4 years
Unrecognized compensation cost | $	$ 12,000,000	$ 12,000,000
Weighted average recognition period for unrecognized stock-based compensation expense		7 months 9 days
Restricted Stock Units (RSUs)
Stockholders Equity Note [Line Items]
Vesting period		4 years
Unrecognized compensation cost | $	$ 11,100,000,000	$ 11,100,000,000
Weighted average recognition period for unrecognized stock-based compensation expense		2 years 8 months
Class A Common Stock
Stockholders Equity Note [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001
Common stock and capital stock, shares authorized (in shares)	9,000,000,000	9,000,000,000	9,000,000,000
Common stock, shares outstanding (in shares)	292,297,000	292,297,000	286,560,000
Votes per share class (in votes) | vote	1	1
Class B Common Stock
Stockholders Equity Note [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001
Common stock and capital stock, shares authorized (in shares)	3,000,000,000	3,000,000,000	3,000,000,000
Common stock, shares outstanding (in shares)	50,295,000	50,295,000	53,213,000
Votes per share class (in votes) | vote	10	10
Class C Capital Stock
Stockholders Equity Note [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001
Common stock and capital stock, shares authorized (in shares)	3,000,000,000	3,000,000,000	3,000,000,000
Common stock, shares outstanding (in shares)	344,756,000	344,756,000	340,399,000
Votes per share class (in votes) | vote	0	0
Class C Capital Stock | October 2015 Share Repurchase Program
Stockholders Equity Note [Line Items]
Authorized share repurchase amount | $						$ 5,099,019,513.59
Repurchases of capital stock (in shares)		2,391,000
Repurchases of capital stock | $		$ 1,780,000,000
Continuing operations
Stockholders Equity Note [Line Items]
Stock-based compensation expense, related tax benefits | $		1,133,000,000	$ 867,000,000	685,000,000
Discontinued operations
Stockholders Equity Note [Line Items]
Stock-based compensation expense, related tax benefits | $		$ 0	$ 30,000,000	$ 59,000,000
Google Inc.
Stockholders Equity Note [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001
Common stock and capital stock, shares authorized (in shares)	1,500.0	1,500.0	15,000,000,000
Convertible preferred stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001					$ 0.001
Convertible preferred stock, shares authorized (in shares)	500.0	500.0	100,000,000				500	100,000,000
Common stock, shares outstanding (in shares)	300.0	300.0	680,172,000
Convertible preferred stock, shares issued (in shares)	0	0	0
Convertible preferred stock, shares outstanding (in shares)	0	0	0
Repurchases of capital stock | $		$ 0
Google Inc. | Class A Common Stock
Stockholders Equity Note [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001				$ 0.001	$ 0.001
Common stock and capital stock, shares authorized (in shares)	500.0	500.0	9,000,000,000				500	9,000,000,000
Common stock, shares outstanding (in shares)	100.0	100.0	286,560,000
Google Inc. | Class B Common Stock
Stockholders Equity Note [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001				$ 0.001	$ 0.001
Common stock and capital stock, shares authorized (in shares)	500.0	500.0	3,000,000,000				500	3,000,000,000
Common stock, shares outstanding (in shares)	100	100	53,213,000
Google Inc. | Class C Capital Stock
Stockholders Equity Note [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001				$ 0.001	$ 0.001
Common stock and capital stock, shares authorized (in shares)	500.0	500.0	3,000,000,000				500	3,000,000,000
Common stock, shares outstanding (in shares)	100	100	340,399,000
Subsequent Event
Stockholders Equity Note [Line Items]
Additional shares authorized to repurchase (in shares)					514,000
Altera Corp. v. Commissioner
Stockholders Equity Note [Line Items]
Stock-based compensation expense, related tax benefits | $	$ 522,000,000